Shareholder Report, Holdings (Details)	Feb. 28, 2025
Interdigital [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
Institutional Class | Federated Hermes Obligation Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.22%
Institutional Class | Nasdaq [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%
Institutional Class | Wills Tower Watson [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
Institutional Class | Du Pont De Nemours [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.12%
Institutional Class | Progressive [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.03%
Institutional Class | Ameren [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
Institutional Class | Xcel [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Institutional Class | Tele Dyne Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
Institutional Class | Cognizant [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Institutional Class | Steris [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
Institutional Class | Tele Com Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.16%
Institutional Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	7.55%
Institutional Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.39%
Institutional Class | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	1.75%
Institutional Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
Institutional Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	12.43%
Institutional Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	7.83%
Institutional Class | Info Tech [Member]
Holdings [Line Items]
Percent of Total Investments	20.78%
Institutional Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.12%
Institutional Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.17%
Institutional Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	11.89%
Institutional Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	11.23%
Investor Class | National Fuel Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
Investor Class | Doximity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
Investor Class | O G E Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
Investor Class | W P Carey [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
Investor Class | Interdigital [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
Investor Class | C B R E [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
Investor Class | Federated Hermes Obligation Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
Investor Class | Acuity Brands [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
Investor Class | Mid America Apartment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
Investor Class | Dnow [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
Investor Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	15.18%
Investor Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Investor Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.13%
Investor Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.23%
Investor Class | Info Tech [Member]
Holdings [Line Items]
Percent of Total Investments	3.23%
Investor Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.69%
Investor Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.96%
Investor Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.14%
Investor Class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Investor Class | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.15%
Investor Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Investor Class | Industrails [Member]
Holdings [Line Items]
Percent of Total Investments	21.27%
Investor Class | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	10.78%
Investor Class | Tele Communication Service [Member]
Holdings [Line Items]
Percent of Total Investments	0.78%
Institutional Class [Default Label] | National Fuel Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
Institutional Class [Default Label] | Doximity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.22%
Institutional Class [Default Label] | O G E Enegry [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.21%
Institutional Class [Default Label] | W P Carey [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.18%
Institutional Class [Default Label] | Acuity Brands [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
Institutional Class [Default Label] | Mid America Apartment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.05%
Institutional Class [Default Label] | Dnow [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.03%
Institutional Class [Default Label] | C B R E Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
Institutional Class [Default Label] | Federated Hermes Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.06%
Institutional Class [Default Label] | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	15.18%
Institutional Class [Default Label] | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Institutional Class [Default Label] | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Institutional Class [Default Label] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	19.13%
Institutional Class [Default Label] | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	8.23%
Institutional Class [Default Label] | Info Tech [Member]
Holdings [Line Items]
Percent of Total Investments	3.23%
Institutional Class [Default Label] | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	1.69%
Institutional Class [Default Label] | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.96%
Institutional Class [Default Label] | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.14%
Institutional Class [Default Label] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.06%
Institutional Class [Default Label] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.15%
Institutional Class [Default Label] | Industrails [Member]
Holdings [Line Items]
Percent of Total Investments	21.27%
Institutional Class [Default Label] | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	10.78%
Institutional Class [Default Label] | Tele Comm Services [Member]
Holdings [Line Items]
Percent of Total Investments	0.78%
Institutional class | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
Institutional class | Tmobile [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.68%
Institutional class | Abb Vie [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
Institutional class | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.57%
Institutional class | Mastercard [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
Institutional class | The Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
Institutional class | United Health Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.24%
Institutional class | Linde P L C [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.19%
Institutional class | Costco [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.18%
Institutional class | Palo Alto Network [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Institutional class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	4.03%
Institutional class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
Institutional class | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	3.39%
Institutional class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	4.31%
Institutional class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	17.95%
Institutional class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	13.21%
Institutional class | Info Tech [Member]
Holdings [Line Items]
Percent of Total Investments	5.24%
Institutional class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	6.09%
Institutional class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Institutional class | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.17%
Institutional class | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	16.95%
Institutional class | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	3.03%
Institutional class | Exchange Traded Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.84%
Institutional class | Tele Comm [Member]
Holdings [Line Items]
Percent of Total Investments	4.49%
Class I | Federated Hermes Obligation Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%
Class I | Brinker International [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
Class I | Solar Winds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.06%
Class I | United States Lime Minerall [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.93%
Class I | Cor Vel [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Class I | Mc Kesson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
Class I | Texas Pacific Land [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
Class I | A Tand T [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
Class I | Tesla [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
Class I | Conoco Phillips [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.69%
Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	14.99%
Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	2.28%
Class I | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	13.24%
Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	16.53%
Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	5.31%
Class I | Info Tech [Member]
Holdings [Line Items]
Percent of Total Investments	15.82%
Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.87%
Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	0.68%
Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	3.25%
Class I | Industrails [Member]
Holdings [Line Items]
Percent of Total Investments	18.86%
Class I | Tele Comm Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.71%
Class I | Put Option [Member]
Holdings [Line Items]
Percent of Total Investments	0.06%